Regulatory Capital Matters (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Regulatory Capital Matters (Textual) [Abstract]
House finance	65.00%
Dividends	$ 4.5